Property, plant and equipment (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1],[2]
Disclosure of detailed information about property, plant and equipment [line items]
Net investment income	£ 420	£ 394	[1]	£ 699
Other income	79	105	[1]	£ 61
Property rentals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net investment income	0	1
Other income	£ 0	£ 6
Freehold buildings and long-leasehold property (more than 50 years to run) [member] | Min [member] | More than 50 years to run [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	2.00%
Freehold buildings and long-leasehold property (more than 50 years to run) [member] | Max [member] | More than 50 years to run [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	3.30%
Costs of adaptation of freehold and leasehold property [member] | Min [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	6.00%
Costs of adaptation of freehold and leasehold property [member] | Max [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	10.00%
Equipment installed in freehold and leasehold property [member] | Min [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	6.00%
Equipment installed in freehold and leasehold property [member] | Max [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	10.00%
Computers and similar equipment [member] | Min [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	17.00%
Computers and similar equipment [member] | Max [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	33.00%
Fixtures and fittings and other equipment [member] | Min [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	9.00%
Fixtures and fittings and other equipment [member] | Max [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	20.00%

[1]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to equity instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 175 m and 2017 by £ 174 m. This change does not impact earnings per share or return on average tangible shareholders’ equity. Further detail can be found in Note 1

[2]

Following the sale of the UK banking business on 1 Apr il 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39